Provisions for legal proceedings and contingent liabilities (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 32,624	R$ 29,845
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	29,143	26,469
Civil Claims Other [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	747	795
Social Security Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	784	770
Environmental Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	827	705
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	666	683
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 457	R$ 423